Organization and Business Description (Details) $ in Thousands	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Organization and Business Description [Line Items]
Paid-in-capital	$ 69,249	¥ 500,000
Minimum [Member] | Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Organization and Business Description [Line Items]
Equity Interest, percentage	10.00%	10.00%
Maximum [Member] | Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Organization and Business Description [Line Items]
Equity Interest, percentage	90.00%	90.00%